Financial Instruments, Financial Risks and Capital Risks Management - Schedule of Currency Exposure of Financial Assets and Financial Liabilities (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Singapore Dollar [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets		RM 15,101
Financial liabilities
Outstanding foreign currency		755
United States Dollar [Member]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities [Line Items]
Financial assets	46,423,441	7,123,179
Financial liabilities	869,929	1,416,836
Outstanding foreign currency	RM 2,277,676	RM 285,317